COMPARATIVE FIGURES	6 Months Ended
Jun. 30, 2011
COMPARATIVE FIGURES
COMPARATIVE FIGURES

14.   COMPARATIVE FIGURES

  Certain figures in the comparative consolidated financial statements have been reclassified from statements previously presented to conform to the presentation of the 2011 interim consolidated financial statements.